Operating Segments (Schedule of Non Current Assets by Geographical Location of the Assets) (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	$ 7,836	$ 7,434
Israel [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	4,823	4,637
Europe [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	1,660	1,518
North America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	419	450
Asia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	493	435
South America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	436	389
Other [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	$ 5	$ 5

[1]	Mainly consist of property, plant and equipment, intangible assets and non-current inventories.